Pillsbury Winthrop Shaw Pittman LLP

2550 Hanover Street | Palo Alto, CA 94304-1115 | tel 650.233.4500 | fax 650.233.4545

James J. Masetti

tel 650.233.4754

jim.masetti@pillsburylaw.com

July 26, 2013

Securities and Exchange Commission

100 F Street, N.W., Mail Stop 3561

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Assistant Director

Re:	Violin Memory, Inc. Confidential Draft Registration Statement on Form S-1 CIK No. 1407190

Dear Ms. Jacobs:

On behalf of Violin Memory, Inc. (the “Registrant”), transmitted herewith please find confidential submission no. 7 of the Registrant’s draft registration statement on Form S-1 (“DRS”). The Company respectfully notes is has previously responded to the comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in its letter to the Registrant dated March 7, 2013 (“March Letter”). The Registrant further notes the DRS transmitted herewith contains the Company’s revisions in response to its discussions with the Staff regarding comments 2 and 3 of the March Letter.

The Registrant intends to submit on a supplemental basis the industry reports added to the DRS in this confidential submission no. 7 under separate cover.

* * *

The Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

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July 26, 2013

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would be pleased to answer your questions or provide you with any additional information. Please contact the undersigned at (650) 233-4754. You may also direct any further comments via facsimile at (650) 233-4545.

Very truly yours,

/s/ James J. Masetti

James J. Masetti

cc:	Violin Memory, Inc.
Donald G. Basile, President and Chief Executive Officer Cory Sindelar, Chief Financial Officer

Davis Polk & Wardwell LLP
Alan Denenberg, Esq.

Pillsbury Winthrop Shaw Pittman LLP
Jorge del Calvo, Esq. Heidi Mayon, Esq.